Label	Element	Value
Invesco S&P 500 Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST ii
SUPPLEMENT DATED MAY 31, 2022 TO THE PROSPECTUSES
DATED DECEMBER 17, 2021, as previously supplemented, OF:
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Invesco S&P MidCap 400 Revenue ETF (RWK)
Invesco S&P 500 Revenue ETF (RWL)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco S&P 500 Revenue ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
For each Fund, the following disclosure is added in the section titled “Principal Investment Strategies” in the Summary Prospectus and the section titled “Summary Information – Principal Investment Strategies” in the Statutory Prospectus:
The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
For each Fund, the following disclosure is added in the section titled “Principal Risks of Investing in the Fund” in the Summary Prospectus and the sections titled “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Strategies and Risks – Principal Risks of Investing in the Fund” in the Statutory Prospectus:
Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
For each Fund, the following disclosure is added in the section titled “Performance” in the Summary Prospectus and the section titled “Summary Information – Performance” in the Statutory Prospectus:
The Fund has designated its Underlying Index as its broad-based index as it more closely reflects the performance of the types of securities in which the Fund invests.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please Retain This Supplement For Future Reference.